Restructuring Charges - Recognized Restructuring and Other Items, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 12,490	$ 7,753	$ 8,159
Resource Rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	12,490
Utilized	(6,071)
Foreign exchange	0
Restructuring Reserve	6,419
Resource Rationalizations 2018 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9,684
Foreign exchange	0
Restructuring Reserve	4,285
Resource Rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,806
Utilized	(672)
Foreign exchange	0
Restructuring Reserve	$ 2,134